Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended							12 Months Ended				12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Deferred Compensation, Share-based Payments	Nov. 30, 2011 Deferred Compensation, Share-based Payments	Nov. 30, 2010 Deferred Compensation, Share-based Payments	Nov. 30, 2012 Restricted Stock and Restricted Stock Units	Nov. 30, 2011 Restricted Stock and Restricted Stock Units	Nov. 30, 2010 Restricted Stock and Restricted Stock Units	Nov. 30, 2012 PBS	Nov. 30, 2010 Multiemployer Plans, Pension MNOPF	Mar. 31, 2011 Multiemployer Plans, Pension MNOPF	Mar. 31, 2012 Multiemployer Plans, Pension MNRPF	Nov. 30, 2012 Cruise Support	Nov. 30, 2011 Cruise Support	Nov. 30, 2010 Cruise Support	Nov. 30, 2012 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2011 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2010 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2012 Stock Option And Award Plans	Nov. 30, 2012 Employee Stock Option	Nov. 30, 2011 Employee Stock Option	Nov. 30, 2010 Employee Stock Option	Nov. 30, 2012 Employee Stock Option Maximum	Nov. 30, 2012 Restricted Stock Awards	Nov. 30, 2012 Restricted Stock Awards Maximum	Nov. 30, 2012 Restricted Stock Awards Minimum	Nov. 30, 2012 Restricted Stock Units	Nov. 30, 2012 Restricted Stock Units Maximum	Nov. 30, 2012 Restricted Stock Units Minimum	Nov. 30, 2012 Pension Plans, Defined Benefit	Nov. 30, 2011 Pension Plans, Defined Benefit	Nov. 30, 2010 Pension Plans, Defined Benefit	Nov. 30, 2012 Defined Contribution Pension	Nov. 30, 2011 Defined Contribution Pension	Nov. 30, 2010 Defined Contribution Pension
Employee Benefits Disclosure [Line Items]
Shares available for future grant																				30.3
Share-based compensation expense	$ 39	$ 46	$ 43
Share-based compensation expense included in selling, general and administrative expense	1,720	1,717	1,614	36	42	40								114	103	98
Share-based compensation expense included in cruise payroll expenses	1,742	1,723	1,611														3	4	3
Award vesting period description																									RSAs have been granted to certain officers and non-executive board members and either have three or five-year cliff vesting or vest evenly over five years after the grant date.			Carnival Corporation and Carnival plc grant RSUs that vest evenly over five years or at the end of three or five years after the grant date and accrue forfeitable dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared.
RSAs and RSUs vesting period																										5 years	3 years		5 years	3 years
PBS awards earnings per share growth period										3 years
PBS award opportunity to earn, minimum										0.00%
PBS award opportunity to earn, maximum										200.00%
Share based awards, Grant date fair value							52	53	28
Unrecognized compensation cost							39
Weighted-average period over which cost is expected to be recognized							1 year 8 months 12 days			2 years 4 months 24 days
Intrinsic value of options exercised																					7	18	17
Stock options expiration year																								2016
Weighted-average discount rates																															3.50%	4.50%
Funded percentage												86.00%	72.00%
Liability in cruise payroll and related expense											41
Contributions to the MNRPF			5.00%
Defined plan expense																															$ 45	$ 46	$ 85	$ 22	$ 21	$ 20